10. STOCK SETTLEMENT IN PROCESS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2010	Mar. 31, 2014	Dec. 31, 2011	Dec. 31, 2006
Notes to Financial Statements
Loan from Individual						$ 100,000
Interest Rate						15.00%
Shares issued for Settlement	1,500,000	3,500,000	3,500,000
Legal Fees and Interest			163,366
Amount Levied					38,788
Remainder of Account Payable				35,000	124,578
Loan from Individual				$ 5,000